Nature of Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Antidilutive Shares Excluded from Calculation of Dilutive Loss Per Share

The following table summarizes the Company’s potentially dilutive securities, in common share equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	Nine Months Ended September 30,
	2022	2021
Shares issuable upon exercise of stock options	6,511,910	5,666,267
Shares issuable upon exercise of warrants	796,985	1,594,733
Unvested restricted stock awards	—	58,333

The following table summarizes the Company’s potentially dilutive securities, in common share equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	Year ending December 31,
	2021	2020
Shares issuable upon exercise of stock options	5,797,185	3,664,966
Shares issuable upon exercise of warrants	1,311,117	908,244
Unvested restricted stock awards	58,333	147,778